Investment Objectives and Goals	Dec. 31, 2025
Templeton Global Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Templeton Global Bond Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Current income with capital appreciation and growth of income.
Templeton Global Bond Enhanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	Templeton Global Bond Enhanced Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Total investment return consisting of a combination of interest income, capital appreciation, and currency gains.
Templeton Sustainable Emerging Markets Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Templeton Sustainable Emerging Markets Bond Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Current income with capital appreciation as a secondary goal.